Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	NUVEEN MUNICIPAL TRUST/MA
Entity Central Index Key	0001020660
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000001504 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Intermediate Duration Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NUVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 4.16% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.16%	1.11%	2.23%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,758,140,977
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 31,282,013
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137699 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Intermediate Duration Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$145	1.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 3.11% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.11%	0.11%	1.37%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,758,140,977
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 31,282,013
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

Holdings [Text Block]
(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000000699 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Intermediate Duration Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Intermediate Duration Municipal Bond Fund returned 3.96% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 4.71%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an overweight to the housing, airport and health care bond sectors.

•
Security selection in the housing and industrial development revenue bond sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to short-duration bonds.

•
Security selection in the transportation, tobacco and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.96%	0.91%	2.03%

Class A Shares at maximum sales charge (Offering Price)	0.84%	0.29%	1.72%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Intermediate Index	4.71%	1.18%	2.19%

Lipper Intermediate Municipal Debt Funds Classification Average	4.24%	1.05%	1.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 8,758,140,977
Holdings Count | Holding	1,901
Advisory Fees Paid, Amount	$ 31,282,013
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$8,758,140,977

Total number of portfolio holdings	1,901

Portfolio turnover (%)	24%

Total management fees paid for the year	$ 31,282,013

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000000700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen All‑American Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$79	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 2.89% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.89%	(0.56)%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(1.46)%	(1.41)%	1.34%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,484,044,934
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 14,799,483
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen All‑American Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$160	1.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 2.08% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.08%	(1.35)%	1.12%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,484,044,934
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 14,799,483
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171394 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen All‑American Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FAAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 3.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	3.14%	(0.34)%	1.68%

S&P Municipal Bond Index	4.32%	1.08%	2.03%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.68%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,484,044,934
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 14,799,483
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001507 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen All‑American Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen All‑American Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.58%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen All‑American Municipal Bond Fund returned 3.02% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to life care, nursing home, incremental‑tax, airport and appropriation bonds.

•
Certain individual securities, led by Puerto Rico sales‑tax revenue, and Centerra Metropolitan District bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax‑supported debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.02%	(0.35)%	1.98%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,484,044,934
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 14,799,483
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$3,484,044,934

Total number of portfolio holdings	888

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 14,799,483

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001512 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Limited Term Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FLTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 3.62% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund performed in line with the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	3.62%	1.44%	1.91%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,604,914,558
Holdings Count | Holding	1,049
Advisory Fees Paid, Amount	$ 16,267,760
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137701 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Limited Term Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	FAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$145	1.43%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 2.69% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	2.69%	0.45%	1.07%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,604,914,558
Holdings Count | Holding	1,049
Advisory Fees Paid, Amount	$ 16,267,760
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000000702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Limited Term Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FLTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Limited Term Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Limited Term Municipal Bond Fund returned 3.53% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Short-Intermediate Index, which returned 3.86%.

•
Top contributors to relative performance

•
Credit quality positioning, especially an overweight to A‑rated, BBB‑rated and non‑rated bonds.

•
Sector allocation, particularly an underweight to tax‑supported bonds and an overweight to housing, tobacco settlement and airport bonds.

•
Security selection in the housing, tobacco and utility sectors.

•
Top detractors from relative performance

•
Duration and yield curve positioning, particularly an overweight to shorter-duration bonds.

•
Security selection in the transportation and tax‑supported sectors.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	3.53%	1.25%	1.71%

Class A Shares at maximum sales charge (Offering Price)	0.93%	0.74%	1.45%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Bond Short-Intermediate Index	3.86%	1.38%	1.82%

Lipper Short-Intermediate Municipal Debt Funds Classification Average	3.77%	1.23%	1.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 4,604,914,558
Holdings Count | Holding	1,049
Advisory Fees Paid, Amount	$ 16,267,760
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$4,604,914,558

Total number of portfolio holdings	1,049

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 16,267,760

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000000703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$193	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.90%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.72% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.72%	0.40%	3.06%

Class A Shares at maximum sales charge (Offering Price)	(1.62)%	(0.46)%	2.62%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,404,502,650
Holdings Count | Holding	2,751
Advisory Fees Paid, Amount	$ 63,024,651
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$273	2.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.70%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 1.96% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.96%	(0.40)%	2.40%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,404,502,650
Holdings Count | Holding	2,751
Advisory Fees Paid, Amount	$ 63,024,651
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171395 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	NHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$168	1.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.66%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.98% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	2.98%	0.63%	2.91%

S&P Municipal Bond Index	4.32%	1.08%	2.03%

S&P Municipal Yield Index	3.63%	1.69%	3.46%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.30%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,404,502,650
Holdings Count | Holding	2,751
Advisory Fees Paid, Amount	$ 63,024,651
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001515 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NHMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$172	1.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.70%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen High Yield Municipal Bond Fund returned 2.87% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Yield Index, which returned 3.63%.

•
Top contributors to relative performance

•
Duration positioning, particularly an underweight to bonds with durations of four to six years and an overweight to bonds with durations of four to 12 years.

•
Sector allocation, particularly overweights to tax‑increment and dedicated‑tax bonds, and an underweight to industrial development revenue bonds.

•
An underweight to A‑rated and BBB‑rated bonds, and an overweight to non‑rated bonds.

•
Security selection among non‑rated bonds, particularly a lack of exposure to Brightline West bonds, which are held in the Fund’s benchmark.

•
Top detractors from relative performance

•
The Fund’s use of leverage through its investment in inverse floating rate securities.

•
An underweight to bonds with durations of eight to 12 years.

•
Credit quality positioning, particularly an underweight to BB‑rated bonds and an overweight to AA‑rated bonds.

•
An overweight to public power bonds, an underweight to multi-family housing bonds, and an underweight to life care bonds, despite favorable security selection in this last category.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.87%	0.60%	3.26%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Municipal Yield Index	3.63%	1.69%	3.83%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 12,404,502,650
Holdings Count | Holding	2,751
Advisory Fees Paid, Amount	$ 63,024,651
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$12,404,502,650

Total number of portfolio holdings	2,751

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 63,024,651

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective May 9, 2025, Steve Hlavin was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000122986 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration High Yield Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	NVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 2.55% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.55%	2.27%	3.17%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,421,508,663
Holdings Count | Holding	2,784
Advisory Fees Paid, Amount	$ 29,297,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration High Yield Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$168	1.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.67%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 1.51% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non-rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	1.51%	1.26%	2.32%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 6,421,508,663
Holdings Count | Holding	2,784
Advisory Fees Paid, Amount	$ 29,297,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000122984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Short Duration High Yield Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	NVHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration High Yield Municipal Bond Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$88	0.87%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short Duration High Yield Municipal Bond Fund returned 2.25% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Short Duration Yield Index, which returned 3.25%.

•
Top contributors to relative performance

•
The Fund’s yield component of its total return.

•
An overweight to the utility bond sector and an underweight to the industrial development revenue bond sector.

•
Duration positioning.

•
Tender option bonds, which added incremental yield without adding any meaningful increase in duration.

•
Top detractors from relative performance

•
An underweight to Puerto Rico bonds.

•
An underweight to the housing bond sector.

•
An overweight to non‑rated bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.25%	2.07%	2.97%

Class A Shares at maximum sales charge (Offering Price)	(0.31)%	1.55%	2.71%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

S&P Short Duration Municipal Yield Index	3.25%	2.24%	3.38%

Lipper High Yield Municipal Debt Funds Classification Average	2.85%	0.83%	2.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,421,508,663
Holdings Count | Holding	2,784
Advisory Fees Paid, Amount	$ 29,297,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$6,421,508,663

Total number of portfolio holdings	2,784

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 29,297,605

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)	Affiliated investment.
(3)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio Manager Update: Effective May 9, 2025, Dan Close was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000149455 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Municipal Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 2.86% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	2.86%	0.61%	2.94%

Class A Shares at maximum sales charge (Offering Price)	(0.23)%	0.00%	2.63%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,113,935,075
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 5,221,662
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000149456 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Municipal Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$167	1.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.65%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 1.94% for Class C Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	1.94%	(0.20)%	2.27%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,113,935,075
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 5,221,662
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000149457 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Municipal Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Municipal Opportunities Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Municipal Opportunities Fund returned 3.00% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2026. The Fund underperformed the S&P Municipal Bond Index, which returned 4.32%.

•
Top contributors to relative performance

•
Duration positioning.

•
Sector allocation, particularly overweights to nursing home, health care, incremental-tax and appropriation bonds.

•
Certain individual securities, led by Puerto Rico contingent value instruments, Georgia Express Lanes toll-road, and Colorado Education & Cultural Facilities bonds.

•
Top detractors from relative performance

•
Credit quality positioning, especially an overweight to bonds rated lower investment grade and below investment grade.

•
Security selection, particularly in Brightline, American Dream at the Meadowlands, Painted Prairie Public Improvement District, and Maryland Proton Therapy Center bonds.

•
An underweight to tax-supported bonds.

•
Interest rate hedges held for a portion of the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	3.00%	0.81%	3.14%

S&P Municipal Bond Index	4.32%	1.08%	2.25%

Lipper General & Insured Municipal Debt Funds Classification Average	3.75%	0.54%	1.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,113,935,075
Holdings Count | Holding	719
Advisory Fees Paid, Amount	$ 5,221,662
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of March 31, 2026)

Fund net assets	$1,113,935,075

Total number of portfolio holdings	719

Portfolio turnover (%)	60%

Total management fees paid for the year	$ 5,221,662

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses

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